COMMITMENTS AND CONTINGENCIES (Details Narrative) $ in Millions	Mar. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Future captial expenditure	$ 2.0
Future captial expenditure in next twelve month	$ 1.0